Share-based payments - Summary of Employee Share Options (Detail)					12 Months Ended
	Dec. 17, 2020 $ / shares	Sep. 14, 2020 shares $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,					$ 17.45	$ 16.65	$ 16.65
SARs forfeited						16.81	16.65
Weighted average exercise price, Outstanding at December 31,						$ 17.45	$ 16.65
Number of share options, outstanding at January 1, | shares					103,469	74,401	31,880
SARs forfeited | shares						2,936	1,443
Number of share options, outstanding at December 31, | shares						103,469	74,401
Weighted average remaining contract life (years)						8 years 6 months 21 days	9 years 1 month 13 days
Weighted average fair value of options granted			$ 13.79
Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted						$ 23.82
SARs granted | shares						5,447
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,					$ 1.12	$ 1.12	$ 1.12
SARs forfeited						1.12	1.12
Weighted average exercise price, Outstanding at December 31,						1.12	1.12
SARs vested						$ 1.12	$ 1.12
Number of share options, outstanding at January 1, | shares					43,455	43,675	43,978
SARs forfeited | shares						220	303
Number of share options, outstanding at December 31, | shares						43,455	43,675
SARs vested | shares						117	169
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited					$ 10.00
Weighted average exercise price, Outstanding at December 31,					$ 10.00
SARs forfeited | shares					255,000
Number of share options, outstanding at December 31, | shares					3,644,000
Weighted average remaining contract life (years)					9 years 7 months 6 days
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 10.00
SARs granted | shares				3,644,000	3,644,000
Weighted average fair value of options granted				$ 11.10	$ 11.10
Performance Based Options [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 10.00
SARs granted | shares		255,000			255,000
Weighted average fair value of options granted		$ 6.41			$ 6.41
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited					10.00
Weighted average exercise price, Outstanding at December 31,					$ 9.87
SARs granted | shares					1,963,566
SARs forfeited | shares					53,384
Number of share options, outstanding at December 31, | shares					1,910,182
Weighted average remaining contract life (years)					9 years 8 months 19 days
Additional Grants Under 2020 Plan [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 10.00
SARs granted | shares					1,087,417
Weighted average fair value of options granted				$ 11.29	$ 11.29
Additional Grants Under 2020 Plan [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 9.72
SARs granted | shares					74,000
Weighted average fair value of options granted		$ 9.25			$ 9.25
Additional Grants Under 2020 Plan [Member] | Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 9.70
SARs granted | shares					802,149
Weighted average fair value of options granted	$ 6.73				$ 6.73
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited					1.08
Weighted average exercise price, Outstanding at December 31,					2.58
SARs vested					$ 2.45
SARs forfeited | shares					37,540
Number of share options, outstanding at December 31, | shares					594,844
SARs vested | shares					53,856
Weighted average remaining contract life (years)					7 years 3 days
Weighted average fair value of options granted					$ 4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 2.49
SARs granted | shares					632,384
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited					$ 10.00
Weighted average exercise price, Outstanding at December 31,					$ 10.00
SARs forfeited | shares					8,262
Number of share options, outstanding at December 31, | shares					1,422,556
Weighted average remaining contract life (years)					9 years 6 months
Matching Stock Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted					$ 10.00
SARs granted | shares					1,430,818
Weighted average fair value of options granted					$ 10.59